EXHIBIT 99.8

CONSOLIDATED ANALYTICS DATA COMPARE REPORT

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
216		Application Date	XX/XX/XXXX	XX/XX/XXXX	Audit verified the XXX of XX/XX/XXXX on the initial 1003 form.
216		QM Qualifying Total Debt Income Ratio	XXX	XXX	Borrower 2: Lender’s calculated XXX monthly income of XXX was less than Audit’s calculated income of $XXX. Borrower 1: Retirement income documentation not found and income not used a qualifying, causing the DTI to increase.
203		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI increased to XXX% due to including an auto loan with XXX #XXX as the credit report reflects this is an auto lease.
146		Note Date	XX/XX/XXXX	XX/XX/XXXX	The data reflects the XXX is it is detailed on the Note in file.
146		Qualifying FICO	XXX	XXX	True data reflects FICO score as it is on the Credit Report in file.
146		Property Type	XXX	XXX	True data reflects the XXX as it is detailed on the appraisal documentation in file.
137		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX is XXX due to the HOA
196		Note Date	XX/XX/XXXX	XX/XX/XXXX	Review data is correct per note.
189		QM Qualifying Total Debt Income Ratio	XXX	XXX	tax variance resulted in DTI discrepancy. CA used higher taxes listed on page XXX of XXX and XXX property taxes are higher at XXX monthly taken from page XXX
177		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX is XXX
190		QM Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed with XXX slight difference other income
164		QM Qualifying Total Debt Income Ratio	XXX	XXX	There is a discrepancy with the DTI due to the homeowners insurance. Per doc on pg XXX the total premium is $XXX/XXX=$XXX monthly vs the XXX on the XXX and Final 1003.
193		QM Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed all numbers match.
208		QM Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to Taxes and HOI
269		QM Qualifying Total Debt Income Ratio	XXX	XXX	Verified, DU and the XXX both reflect the Debt-to-Income Ratio at XXX%
150		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI is higher due to calculating higher rent loss.
176		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI increased due increase in Monthly payment of XXX Liability XXX — XXX Monthly Payment in 1003 is XXX However Credit Report shows Monthly Payment as XXX & We have Supporting XXX XXX month Statements showing Monthly Payment as XXX Refer Page XXX
245		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI matches the AUS in the file
172		QM Qualifying Total Debt Income Ratio	XXX	XXX	Per final AUS/SUBMISSION XXX DTI IS XXX%.
138		QM Qualifying Total Debt Income Ratio	XXX	XXX	AUS has a different amount for the neg rent of XXX vs the 1003 and XXX of $XXX.
144		QM Qualifying Total Debt Income Ratio	XXX	XXX	The DTI is off due to the discrepancy in the liabilities. The AUS have the XXX payment omitted yet there is not proof of it. Even with it being omitted the DTI is still off. The payments are not the same that was submitted to AUS.
167		QM Qualifying Total Debt Income Ratio	XXX	XXX	Qm Qualifying total debt to income ratio is XXX%, matches AUS submission #XXX, but does not match the last AUS submission #XXX. Appears monthly debts not showing to be able t o match where the discrepancy is, but id within XXX% tolerance.
249		Application Date	XX/XX/XXXX	XX/XX/XXXX	Verified as Per Initial 1003 document
153		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to the following: Lender included a XXX relocation bonus in the XXX income calculation. This is a one-time bonus and not allowed to be used as it will not continue as part of B1’s regular bonus program.

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
218		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to the following: XXX.Monthly XXX and Interest from the Note is $XXX. Lender is using XXX. DTI discrepancy between our calculation and the lender’s calculation is due to a difference in bonus income. The AUS reflects a bonus of XXX while the 1003 reflects $XXX; therefore, the DTI does not match
231		Property Type	XXX	XXX	Per appraisal
239		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI is less due to the monthly debt
198		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI increased to XXX% due to audit calcualtion of rental loss for investment properties and included XXX payment.
243		QM Qualifying Total Debt Income Ratio	XXX	XXX	True data reflects ltv without rounding.
154		Property Zip Code	XXX	XXX	Verified, XXX with the Note: XXX. issue, Tape data not able to recognize the first number when it is a “XXX”.
195		QM Qualifying Total Debt Income Ratio	XXX	XXX	Review DTI is slightly higher due to a difference in rental income for two properties. For XXX XXX lender used is XXX while reviewer calculated $XXX. For XXX . lender calculated XXX while review calculated $XXX. Using reviewer's more conservative numbers resulted in a slightly higher DTI. Both DTIs are within guidelines and AUS tolerance.
199		QM Qualifying Total Debt Income Ratio	XXX	XXX	True data is correct per the tax documents K1 ,XXX, Retirement income and Social security Income was calculated based on the reviewed taxed documents.
191		QM Qualifying Total Debt Income Ratio	XXX	XXX	True data reflects DTI of XXX being rounded up.
145		QM Qualifying Total Debt Income Ratio	XXX	XXX	XXX
266		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to Documented Monthly Property Tax in the amount of $XXX. The lender used XXX which is not supported by documentation.
227		QM Qualifying Total Debt Income Ratio	XXX	XXX	Manual calculation of DTI : Total Monthly Liabilities XXX ÷ Total Qualifying Income XXX * XXX = XXX% Rounded XXX% and the Tape data shows XXX%.
139		QM Qualifying Total Debt Income Ratio	XXX	XXX	Variation in calculation from Schedule C Income. Auditor validated XXX+XXX or XXX a month. Unable to validate Lenders calculation of XXX however DTI is within tolerance of AUS and guidelines.
184		QM Qualifying Total Debt Income Ratio	XXX	XXX	True data reflects discrepancy due to tax documentation showing a higher tax amount than lender calculated.
229		QM Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to B2 W2 income using base income instead of averaging W2's due to variable income.
242		QM Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy due to Documented Monthly Hazard Insurance in the amount of $XXX. The lender used XXX which is not supported by documentation.
220		QM Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI is >lender due to a discrepancy with the HOA amount.
212		Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed XXX is XX/XX/XXXX, see page XXX
260		Qualifying Total Debt Income Ratio	XXX	XXX	Audit liabilities are lower based on credit report
250		Qualifying Total Debt Income Ratio	XXX	XXX	Rounding difference udit calculated DTI matched with AUS.
253		First Payment Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed the same, verified on Note in file.
253		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed, DTI increased at audit after addition of HOA disclosed for XXX in file. Lender did not include HOA fee in DTI, but audit did.
258		First Payment Date	XX/XX/XXXX	XX/XX/XXXX	same value
255		First Payment Date	XX/XX/XXXX	XX/XX/XXXX	Note XXX is XX/XX/XXXX, data is same value.
255		Refinance Type	XXX	XXX	Loan is no cash out refinance, data is same value.